Cover	3 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Adaptin Bio, Inc.
Entity Central Index Key	0001938571
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Adaptin Bio, Inc. (the “Company,” “we,” “us,” or “our”) previously filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (Registration No. 333-287338), as amended, which was declared effective by the SEC on August 4, 2025 (the “Registration Statement”).The Company is filing this Amendment to update the contents of the prospectus contained in the Registration Statement pursuant to Section 10(a)(3) of the Securities Act in respect of the continuous offering pursuant to Rule 415 of the shares of common stock described above.